Net Revenues	6 Months Ended
Jun. 30, 2025
Net Revenues [Abstract]
NET REVENUES

16. NET REVENUES

The following table presents the Company’s revenues disaggregated by service lines for the six months ended June 30, 2024 and 2025:

	For the six months ended June 30,
	2024	2025
	RMB	RMB	US$
Subscription revenue from users	46,335	28,523	3,982
Licensing revenues from content aggregators and distributors	117,899	144,716	20,202
Revenue from content sold to hardware manufacturers	23,364	14,251	1,989
Revenue from sales of digital educational hardware devices	10,350	21,012	2,933
	197,948	208,502	29,106

The following table presents the movement of the Company’s contract liabilities for the six months ended June 30, 2024 and 2025:

	As of June 30,
	2024	2025
	RMB	RMB	US$
Balance at the beginning of the year	25,806	26,346	3,678
Cash payment received from the customers	44,490	40,716	5,684
Revenue and value-added tax recognized	(56,047)	(47,767)	(6,669)
Balance at the end of the year	14,249	19,295	2,693

The amount of revenue recognized that was included in the contract liabilities at the beginning of the year were RMB52,875 and RMB45,063(US$6,291) for the six months ended June 30, 2024 and 2025, respectively.